Feb. 16, 2018
CCM Alternative Income Fund

COMMUNITY CAPITAL TRUST
CCM Alternative Income Fund
(the “Fund”)

Supplement dated February 16, 2018
to the
Prospectus
dated October 1, 2017

The Board of Trustees of Community Capital Trust has approved a reduction in the contractual management fee rate that the Fund pays to its investment adviser, Community Capital Management, Inc. (the “Advisor”), under the Fund’s investment advisory agreement, from 1.00% to 0.75% of the Fund’s average daily net assets.

In addition, the Advisor has contractually agreed to lower the contractual expense limitation after which expense reimbursement takes effect for the Fund such that the Fund’s total annual net fund operating expenses (other than acquired fund fees and expenses and dividend expenses and prime broker fees on securities sold short), expressed as a percentage of the Fund’s average daily net assets, do not exceed 1.40%. The Fund’s current contractual expense limitation is 1.60%. The new contractual expense reimbursement arrangement will continue from implementation until September 30, 2019.

These changes are effective on March 1, 2018 (the “Effective Date”).

1.	As of the Effective Date, the information under “FUND SUMMARY – Fees and Expenses” and “Example” beginning on page 1 of the Prospectus is superseded and replaced with the following:

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	NONE
Maximum Deferred Sales Charge (Load)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	NONE
Redemption Fee (as a percentage of amount redeemed)	NONE
Exchange Fee	NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.75%
Distribution (12b-1) Fees	None
Other Expenses:
Dividend Expense and Prime Broker Fees on Securities Sold Short	1.34%
Other Operating Expenses	0.76%
Total Annual Fund Operating Expenses	2.85%
Fee Waivers and Expense Reimbursements[2]	(0.11)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[3]	2.74%

[1]	The expense information in the table has been restated to reflect current fees.

[2]	The Advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2019 so that Total Annual Fund Operating Expenses After Waivers and Expense Reimbursements (other than acquired fund fees and expenses and dividend expenses and prime broker fees on securities sold short) will not exceed 1.40% of the Fund’s average daily net assets. The Advisor may not recoup waived fees and reimbursed expenses.

[3]	Total Annual Operating Expenses After Waivers and Expense Reimbursements (other than acquired fund fees and expenses and dividend expense and prime broker fees on securities sold short) is 1.40%.

Example

This Example is intended to help you compare the costs of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all your Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$277	$873	$1,494	$3,168

Please keep this Prospectus Supplement with your records.